   As filed with the Securities and Exchange Commission on February 27, 1998

                                            1933 Act File No.  33-74668
                                            1940 Act File No. 811-8326

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 10

                                      AND
                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 11

                          MFS VARIABLE INSURANCE TRUST
             (Exact name of registrant as specified in its charter)

               500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code: 617-954-5000
          Stephen E. Cavan, Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 It is proposed that this filing will become effective (check appropriate box)

         |_| immediately upon filing pursuant to paragraph (b)

         |_| on [date] pursuant to paragraph (b)
         |_| 60 days after filing pursuant to paragraph (a)(i)
         |_| on [date] pursuant to paragraph (a)(i)

         |X| 75 days after filing pursuant to paragraph (a)(ii)

         |_| on [date] pursuant to paragraph (a)(ii) of rule 485.

         If appropriate, check the following box:

         |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

================================================================================

                MFS VARIABLE INSURANCE TRUST(R) - MFS NEW DISCOVERY SERIES

                       Supplement to the current Prospectus and
               Statement of Additional Information dated May 1, 1998

         The following should be read in conjunction with the MFS Variable Insurance Trust (the "Trust") Prospectus dated May 1, 1998 (the "Prospectus") and SAI and contains a description of the New Discovery Series (the "New Discovery Series" or the "Series"), a new series of the MFS Variable Insurance Trust. The investment objective of this Series is capital appreciation. The Series' investment adviser is Massachusetts Financial Services Company ("MFS" or the "Adviser").

         This Supplement forms an integral part of the Prospectus and may not be distributed separately. This Supplement describes the investment objective and policies of the New Discovery Series, together with any policies, procedures, or features of the Series which differ from those of the other Trust series as described in the Prospectus. Policies, procedures and features of the New Discovery Series not described in this Supplement are identical to those of the other Trust series as described in the Prospectus. Terms defined in the Prospectus have the same meaning when used in this Supplement.

1.   EXPENSE SUMMARY

Annual Operating Expenses (as a percentage of net assets):


Management Fee                                           0.90%
Other Expenses (after expense limitation)(1)(2)          0.25%
                                                         -----
Total Operating Expenses (after expense limitation)(2)   1.15%
--------------------

1 The Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected under "Other Expenses." 2 The Adviser has agreed to bear expenses for the Series, subject to reimbursement by the Series, such that the Series' "Other Expenses" do not exceed 0.25% the of the average daily net assets of the Series during the current fiscal year. Otherwise, "Other Expenses" and "Total Operating Expenses" for the Series are estimated to be 0.47% and 1.37%, respectively. See "Expenses" below and in the Prospectus.

                                  Example of Expenses

         An investor would pay the following dollar amounts on a $1,000 investment in the Series, assuming (a) 5% annual return and (b) redemption at the end of each of the time periods indicated:

                  Period                Amount

                  1 year                 $12
                  3 years                $37

         The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of the Series will bear directly or indirectly. The Series' annual operating expenses do not reflect expenses imposed by separate accounts of Participating Insurance Companies through which an investment in a Series is made or their related Contracts. A separate account's expenses are disclosed in the prospectus through which the Contract relating to the separate account is offered for sale.

The "Example set forth above should not be considered a representation of future expenses of the Series; actual expenses may be greater or lesser than those shown.

2.   INVESTMENT CONCEPT OF THE TRUST

         The Trust is an open-end, registered management investment company comprised of the New Discovery Series and twelve other series. The New Discovery Series is a diversified, segregated, separately managed portfolio of securities. See "Investment Concept of the Trust" in the Prospectus.

3.   INVESTMENT OBJECTIVES AND POLICIES

         The Series' investment objective is capital appreciation. The Series seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in companies that the Adviser believes offer superior prospects for growth. Such securities may either be listed on securities exchanges or traded in the over-the-counter markets and may be U.S. or foreign companies. While companies in which the Series invests may be of any size, such as companies in a relatively early stage of development that offer the potential for accelerated earnings or revenue growth (emerging growth companies), or larger or more established companies whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, or structural changes in the economy, the Series will generally invest in companies with small market capitalizations relative to companies included in the Standard & Poor's 500 Stock Index. Such companies generally would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities which are usually necessary to become more widely recognized as growth companies. The Series seeks to maintain a portfolio weighted median capitalization of $2 billion or less.

         The Series may also invest in fixed income securities offering an opportunity for capital appreciation, including up to 10% of its net assets in fixed income securities rated BB or lower by Standard & Poor's Ratings Services, Inc. ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff & Phelps") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or if unrated, determined to be of equivalent quality by the Adviser (commonly referred to as "junk bonds"). For a description of these ratings, see Appendix B to the Prospectus (see also "Additional Risk Factors - Lower Rated Bonds" in the Prospectus).

         The Series may engage in short sales of securities which the Adviser expects to decline in price (see "Short Sales" below).

         Consistent with its investment objective and policies described above, the Series may also invest up to (but not including) 20% of its net assets in foreign securities which are not traded on a U.S. exchange (not including American Depositary Receipts).

         The Series may also invest in the following securities and employ the following investment techniques: (1) equity securities; (2) fixed income securities; (3) restricted securities; (4) lending portfolio securities; (5) entering into repurchase agreements; (6) purchasing "when issued" or "forward delivery" securities; (7) investing in U.S. Government securities; (8) investments for temporary defensive purposes; (9) securities of emerging growth companies; (10) securities of foreign growth companies; (11) emerging market securities; (12) indexed securities; (13) swaps and related transactions (14) options on securities and stock indices; (15) "yield curve" options; (16) futures contracts; (17) options on futures contracts; (18) forward contracts; and (19) options on foreign currencies (see "Investment Techniques" in the Prospectus and the SAI). The Series' investments are subject to certain risks, as described in the above-referenced sections of the Prospectus and the SAI and as described in the Prospectus under the caption "Additional Risk Factors."

Short Sales: If the Series anticipates that the price of a security will decline, it may sell the security short and borrow the same type of security from a broker or other institution to complete the sale. The Series may make a profit or loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Series must replace the borrowed security. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases of a security can equal only the total amount invested. The Series will segregate liquid assets to cover its short sale obligations. The Series will not sell short securities whose underlying value at the time of purchase exceeds 40% of its net assets.

4.   ANTICIPATED PORTFOLIO TURNOVER RATE

         It is anticipated that the Series will have a portfolio turnover rate of up to 80% during its first year of operation. Transactions costs incurred by the Series and the realized capital gains and losses of the Series may be greater than a series with a lesser portfolio turnover rate. For a description of the strategies which may be used by the Fund in trading portfolio securities, see "Portfolio Transactions and Brokerage Commissions" in the SAI.

5.   MANAGEMENT OF THE SERIES

         The Adviser manages the New Discovery Series pursuant to an Investment Advisory Agreement with the Trust on behalf of the Series dated April 30, 1998. MFS receives a management fee, computed and paid monthly, in an amount equal to the annual rate of 0.90% of the average daily net assets of the Series.

         The Series' portfolio manager is Brian E. Stack, a Vice President of the Adviser. Mr. Stack has been employed by the Adviser as a portfolio manager since 1993.

6.   EXPENSES

         Subject to termination or revision at the sole discretion of MFS, MFS has agreed to bear the Series' expenses such that the Series' "Other Expenses," which are defined to include all Series expenses (after taking into effect any compensating balance and offset arrangements) except for management fees, taxes, extraordinary expenses, and brokerage and transactions costs, do not exceed 0.25% per annum of its average daily net assets (the "Maximum Percentage"). The payments made by MFS on behalf of the Series under this arrangement are subject to reimbursement by the Series to MFS, which will be accomplished by the payment of an expense reimbursement fee by the Series to MFS computed and paid monthly at a percentage of its average daily net assets for its then current fiscal year, with a limitation that immediately after such payment the Series' "Other Expenses" will not exceed the Maximum Percentage. The obligation of MFS to bear the Series' "Other Expenses" pursuant to this arrangement and the Fund's obligation to pay the reimbursement fees to MFS terminates on May 1, 2001, provided that in no event will MFS receive reimbursement fees from the Series that exceed the amount of fees borne by MFS on behalf of the Series.

                      The date of this Supplement is May 1, 1998.

The Prospectus dated September 30, 1997 of the MFS Variable Insurance Trust is incorporated in this Post-Effective Amendment No. 10 by reference to the Prospectus of MFS Variable Insurance Trust filed by the Registrant pursuant to rule 497(j) under the Securities Act of 1933, as amended (File No. 33-74668), with the Securities and Exchange Commission on October 1, 1997.

The Statement of Additional Information dated September 30, 1997 of the MFS Variable Insurance Trust is incorporated in this Post-Effective Amendment No. 10 by reference to the Prospectus of MFS Variable Insurance Trust filed by the Registrant pursuant to rule 497(j) under the Securities Act of 1933, as amended (File No. 33-74668), with the Securities and Exchange Commission on October 1, 1997.

The Annual Reports to Shareholders of the Series, each dated December 31, 1996 (File No. 811-8326), are incorporated in this Post-Effective Amendment No. 10 by reference to the Annual Reports to Shareholders of the Series filed by the Registrant with the Securities and Exchange Commission on March 4, 1997.

The Semi-Annual Reports to Shareholders of the Series, each dated June 30, 1997 (File No. 811-8326), are incorporated in this Post-Effective Amendment No. 10 by reference to the Semi-Annual Reports to Shareholders filed by the Registrant with the Securities and Exchange Commission on August 28, 1997.

                                     PART C


Item 24. (a)      Financial Statements and Exhibits

         All Series (except MFS/Foreign & Colonial Emerging Markets Equity
         Series)

                  Financial Statements Included in Parts A and B:

                  Included in Part A of this Registration Statement:
                         Financial Highlights for:

                         the MFS Emerging Growth Series for the period from commencement of investment operations on July 24, 1995 to December 31, 1996;

                         the MFS Value Series and the MFS Limited Maturity Series for the period from commencement of investment operations on August 14, 1996 to December 31, 1996;

                         the MFS Research Series and the MFS High Income
                         Series for the period from commencement of investment operations on July 26, 1995 to December 31, 1996;

                         the MFS Total Return Series, the MFS Utilities
                         Series and the MFS Money Market Series for the period from commencement of investment operations on January 3, 1995 to December 31, 1996;

                         the MFS Growth With Income Series for the period from commencement of investment operations on October 9, 1995 to December 31, 1996;

                         the MFS World Governments Series for the period from commencement of investment operations on June 14, 1994 to December 31, 1996; and

                         the MFS Bond Series for the period from
                         commencement of investment operations on October 24, 1995 to December 31, 1996.

                  Included in Part B of this Registration Statement:

                         At December 31, 1996:
                                    Portfolio of Investments*
                                    Statement of Assets and Liabilities*

                         For the year ended December 31, 1996:
                                    Statement of Operations*

                         For the two years in the period ended December 31, 1996:
                                    Statement of Changes in Net Assets*

                  Statement of Operations* and Statement of Changes in Net Assets* for:

                         the MFS Emerging Growth Series for the period from commencement of investment operations on July 24, 1995 to December 31, 1996;

                         the MFS Value Series and the MFS Limited Maturity Series for the period from commencement of investment operations on August 14, 1996 to December 31, 1996;

                         the MFS Research Series and the MFS High Income Series for the period from commencement of investment operations on July 26, 1995 to December 31, 1996;

                         the MFS Growth With Income Series for the period from commencement of investment operations on October 9, 1995 to December 31, 1996;

                         the MFS Total Return Series, the MFS Utilities
                         Series and the MFS Money Market Series for the period from commencement of investment operations on January 3, 1995 to December 31, 1996;

                         the MFS World Governments Series for the two years in the period ended December 31, 1996; and

                         the MFS Bond Series for the period from
                         commencement of investment operations on October 24, 1995 to December 31, 1996.

         MFS/Foreign & Colonial Emerging Markets Equity Series

                  Financial Statements Included in Parts A and B:

                  Included in Part A of this Registration Statement:
                           None

                  Included in Part B of this Registration Statement:

                           At December 31, 1996:
                                    Statement of Assets and Liabilities
                                    Opinion of Independent Auditors

                  At June 30, 1997:
                                    Statement of Assets and Liabilities
                                    Opinion of Independent Auditors

------------------------
* Incorporated by reference to the Annual Reports to Shareholders of the Series (with the exception of the MFS Strategic Fixed Income Series, now known as the MFS/Foreign & Colonial Emerging Markets Equity Series), each dated December 31, 1996, filed with the SEC via EDGAR on March 4, 1997.

         (b)      Exhibits

                   1       (a)     Declaration of Trust, dated January 28,
                                   1994.  (3)

                           (b)     Amendment to Declaration of Trust -
                                   Designation of Series of Shares dated January 31, 1994. (3)

                           (c)     Amendment to Declaration of Trust -
                                   Redesignation of Series, dated June 1,
                                   1995.  (3)

                           (d)     Amendment to Declaration of Trust -
                                   Redesignation of Series, dated April 25,
                                   1996. (4)


                           (e) Certificate of Amendment to Declaration of Trust - Redesignation of Series. (9)

                           (f)     Amendment to Declaration of Trust -
                                   Designation of MFS New Discovery Series dated February 26, 1998; filed herewith.


                   2               By-Laws, dated January 28, 1994.  (3)

                   3               Not Applicable.

                   4               Not Applicable.


                   5       (a)     Investment Advisory Agreement by and between
                                   Registrant and Massachusetts  Financial
                                   Services Company, dated April 14, 1994 as amended and restated on October 15, 1997;
                                   filed herewith.

                           (b) Sub-Advisory Agreement by and between Massachusetts Financial Services Company and Foreign & Colonial Management Ltd., dated October 16, 1997; filed herewith.

                           (c) Sub-Advisory Agreement by and between Foreign & Colonial Management Ltd. and Foreign & Colonial Emerging Markets Limited, dated October 16, 1997; filed herewith.

                           (d) Form of Investment Advisory Agreement between the Registrant and Massachusetts Financial Services Company on behalf of MFS New Discovery Series; filed herewith.


                   6 Distribution Agreement between Registrant and Massachusetts Investors Services, Inc., dated April 14, 1994. (3)

                   7               Not Applicable.

                   8 Custodian Agreement between Registrant and Investors Bank & Trust Company, dated April 14, 1994. (3)

                   9       (a)     Shareholder Servicing Agent Agreement
                                   between Registrant and MFS Service Center,
                                   dated April 14, 1994.  (3)

                           (b)     Dividend Disbursing Agency Agreement
                                   between Registrant and State Street Bank and
                                   Trust, dated April 14, 1994.  (3)

                           (c) Loan Agreement among MFS Borrowers and The First National Bank of Boston, dated as of February 21, 1995 (2)

                           (d) Third Amendment dated February 14, 1997 to Loan Agreement dated February 21, 1995 by and among the Banks named therein and The First National Bank of Boston. (7)

                           (e) Master Administrative Services Agreement, dated March 1, 1997. (5)


                  10 Opinion and Consent of Counsel filed with Registrant's Rule 24f-2 Notice for fiscal year ended December 31, 1996 on February 28, 1997 (to be provided for fiscal year ended December 31, 1997).

                  11 Consent of Deloitte & Touche LLP; [to be provided]


                  12               Not Applicable.

                  13               Investment Representation Letter.  (3)

                  14               Not Applicable.

                  15               Not Applicable.

                  16 Schedule of Computation for Performance Quotations - Average Annual Total Rate of Return, Aggregate Total Rate of Return and Standardized Yield. (1)

                  17       (a)     Financial Data Schedules for each
                                   operational Series of the Trust for the year
                                   ended December 30, 1996.  (6)


                           (b) Financial Data Schedule for MFS Strategic Fixed Income Series for the six months ended June 30, 1997. (9)

                  18               Not Applicable.

                  Power of Attorney dated August 12, 1994.  (3)

                  Power of Attorney dated February 19, 1998; filed herewith

----------------------------
(1)  Incorporated by reference to MFS Municipal Series Trust (File Nos.
     2-92915 and 811-4096) Post-Effective Amendment No. 26 filed with the SEC via EDGAR on February 22, 1995.
(2)  Incorporated by reference to Amendment No. 8 on Form N-2 for MFS
     Municipal Income Trust (File No. 811-4841) filed with the SEC via EDGAR on February 28, 1995.
(3) Incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed with the SEC via EDGAR on October 26, 1995.
(4) Incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed with the SEC via EDGAR on May 30, 1996.
(5)   Incorporated by reference to MFS/Sun Life Series Trust (File Nos.
     2-83616 and 811-3732) Post-Effective Amendment No. 19 filed with the SEC via EDGAR on March 18, 1997.
(6) Incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the SEC via EDGAR on April 29, 1997.
(7) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on June 26, 1997.
(8) Incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed with the SEC via EDGAR on August 1, 1997.


(9) Incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the SEC via EDGAR on October 1, 1997.


Item 25. Persons Controlled by or under Common Control with Registrant

         Not applicable.

Item 26. Number of Holders of Securities

         MFS Emerging Growth Series

                  (1)                                  (2)
         Title of Class                      Number of Record Holders


         Shares of Beneficial Interest                  56
                  (without par value)        (as of January 31, 1998)


         MFS Value Series

                  (1)                                  (2)
         Title of Class                      Number of Record Holders


         Shares of Beneficial Interest                   8
                  (without par value)        (as of January 31, 1998)


         MFS Research Series

                  (1)                                  (2)
         Title of Class                      Number of Record Holders

         Shares of Beneficial Interest                  39
                  (without par value)       (as of  January 31, 1998)


         MFS Growth With Income Series

                  (1)                                  (2)
         Title of Class                      Number of Record Holders


         Shares of Beneficial Interest                  27
                  (without par value)       (as of January 31, 1998)


         MFS Total Return Series

                  (1)                                  (2)
         Title of Class                      Number of Record Holders


         Shares of Beneficial Interest                 26
                  (without par value)       (as of January 31, 1998)


         MFS Utilities Series

                  (1)                                  (2)
         Title of Class                      Number of Record Holders


         Shares of Beneficial Interest                  18
                  (without par value)       (as of January 31, 1998)


         MFS High Income Series

                  (1)                                  (2)
         Title of Class                      Number of Record Holders


         Shares of Beneficial Interest                  13
                  (without par value)       (as of January 31, 1998)


         MFS World Governments Series

                  (1)                                  (2)
         Title of Class                      Number of Record Holders


         Shares of Beneficial Interest                 26
                  (without par value)       (as of January 31, 1998)

         MFS/Foreign & Colonial Emerging Markets Equity Series


                  (1)                                  (2)
         Title of Class                      Number of Record Holders


         Shares of Beneficial Interest                  7
                  (without par value)       (as of January 31, 1998)


         MFS Bond Series

                  (1)                                  (2)
         Title of Class                      Number of Record Holders


         Shares of Beneficial Interest                 12
                  (without par value)       (as of January 31, 1998)


         MFS Limited Maturity Series

                  (1)                                  (2)
         Title of Class                      Number of Record Holders


         Shares of Beneficial Interest                  8
                  (without par value)       (as of January 31, 1998)


         MFS Money Market Series

                  (1)                                  (2)
         Title of Class                      Number of Record Holders


         Shares of Beneficial Interest                  8
                  (without par value)       (as of January 31, 1998)


         MFS New Discovery Series

                  (1)                                  (2)
         Title of Class                      Number of Record Holders

         Shares of Beneficial Interest                  0
                  (without par value)       (as of January 31, 1998)


Item 27. Indemnification

         Reference is hereby made to (a) Section 5.3 of the Registrant's Declaration of Trust; and (b) Section 9 of the Shareholder Servicing Agent Agreement between the Registrant and MFS Service Center, Inc.

         The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser and distributor will be insured as of the effective date of this Registration Statement under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Item 28. Business and Other Connections of Investment Adviser


         MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below):
Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has thirteen series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS World Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS Special Opportunities Fund, MFS Convertible Securities Fund, MFS Blue Chip Fund, MFS New Discovery Fund, MFS Science and Technology Fund and MFS Research International Fund), MFS Series Trust II (which has three series: MFS Emerging Growth Fund, MFS Large Cap Growth Fund and MFS Intermediate Income Fund), MFS Series Trust III (which has two series: MFS High Income Fund and MFS Municipal High Income Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund), MFS Series Trust V (which has six series: MFS Total Return Fund, MFS Research Fund, MFS International Opportunities Fund, MFS International Strategic Growth Fund, MFS International Value Fund and MFS Asia Pacific Fund), MFS Series Trust VI (which has three series: MFS World Total Return Fund, MFS Utilities Fund and MFS World Equity
Fund), MFS Series Trust VII (which has two series: MFS World Governments Fund and MFS Value Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS World Growth Fund), MFS Series Trust IX (which has three series: MFS Bond Fund, MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund), MFS Series Trust X (which has eight series: MFS Government
Mortgage Fund, MFS/Foreign & Colonial Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Growth and Income Fund, MFS Real Estate Investment Fund, MFS Strategic Value Fund, MFS Small Cap Value Fund and MFS Emerging Markets Debt Fund), MFS Series Trust XI (which has six series: MFS Union Standard Equity Fund, Vertex All Cap Fund, Vertex Research All Cap Fund, Vertex Growth Fund, Vertex Discovery Fund and Vertex Contrarian Fund (the Vertex Funds are expected to be declared effective April 28, 1998)), and MFS Municipal Series Trust (which has 16 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         MFS also serves as investment  adviser of the following open-end Funds:
MFS  Institutional  Trust  ("MFSIT")  (which has seven  series) and MFS Variable
Insurance Trust ("MVI") (which has twelve series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

         In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special

Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 26 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston,
Massachusetts   02116.   The   principal   business   address  of  each  of  the
aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

         Vertex Investment Management, Inc., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex All Cap Fund, Vertex Research All Cap Fund, Vertex Growth Fund, Vertex Discovery Fund and Vertex Contrarian Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         MFS International Ltd. ("MIL"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds (which has six portfolios: MFS American Funds-U.S. Equity Fund, MFS American Funds-U.S. Emerging Growth Fund, MFS American Funds-U.S. High Yield Bond Fund, MFS American Funds - U.S. Dollar Reserve Fund, MFS American Funds-Charter Income Fund and MFS American Funds-U.S. Research Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg.

         MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Governments Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian World Growth Fund, MFS Meridian Money Market Fund, MFS Meridian World Total Return Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund and MFS Meridian Emerging Markets Debt Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

         MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is 4 John Carpenter Street, London, England ED4Y 0NH, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

         MFS Institutional Advisors (Australia) Ltd. ("MFSI-Australia"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 37, Governor Phillip Tower, One Farrer Place, Sydney, N5W2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

         MFS Holdings Australia Pty Ltd. ("MFS Holdings Australia"), a private limited company organized pursuant to the Corporations Law of New South Wales, Australia whose current address is Level 37, Governor Phillip Tower, One Farrer Place, Sydney, NSW2000 Australia, and whose function is to serve primarily as a holding company.

         MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

         MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

         MFS Institutional Advisors, Inc. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

         MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

         MFS

         The Directors of MFS are Jeffrey L. Shames, Arnold D. Scott, John W. Ballen, Donald A. Stewart and John D. McNeil. Mr. Shames is the Chairman, Chief Executive Officer and President, Mr. Scott is a Senior Executive Vice President and Secretary, William W. Scott, Jr., Patricia A. Zlotin, John W. Ballen, Thomas J. Cashman, Jr., Joseph W. Dello Russo and Kevin R. Parke are Executive Vice Presidents, Stephen E. Cavan is a Senior Vice President, General Counsel and an Assistant Secretary, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Vice President and Treasurer of MFS.

         Massachusetts Investors Trust
         Massachusetts Investors Growth Stock Fund
         MFS Growth Opportunities Fund
         MFS Government Securities Fund
         MFS Series Trust I
         MFS Series Trust V
         MFS Series Trust VI
         MFS Series Trust X
         MFS Government Limited Maturity Fund

         Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley, Vice Presidents of MFS, are the Assistant

Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary.

         MFS Series Trust II

         Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Government Markets Income Trust
         MFS Intermediate Income Trust

         Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Series Trust III

         James T. Swanson, Robert J. Manning and Joan S. Batchelder, Senior Vice Presidents of MFS, and Bernard Scozzafava, Vice President of MFS, are
Vice Presidents, Sheila Burns-Magnan, Assistant Vice President of MFS, and Daniel E. McManus, Vice President of MFS, are Assistant Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Series Trust IV
         MFS Series Trust IX

         Robert A. Dennis and Geoffrey L. Kurinsky, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Series Trust VII

         Leslie J. Nanberg and Stephen C. Bryant, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Series Trust VIII

         Jeffrey L. Shames, Leslie J. Nanberg and James T. Swanson and John D. Laupheimer, Jr., a Senior Vice President of MFS, are Vice Presidents, Stephen
E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James
R. Bordewick, Jr. is the Assistant Secretary.

         MFS Municipal Series Trust

         Robert A. Dennis is Vice President, David B. Smith and Geoffrey L. Schechter, Vice Presidents of MFS, are Vice Presidents, Daniel E. McManus, Vice President of MFS, is an Assistant Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Variable Insurance Trust
         MFS Series Trust XI
         MFS Institutional Trust

         Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Municipal Income Trust

         Robert J. Manning is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Multimarket Income Trust
         MFS Charter Income Trust

         Leslie J.  Nanberg and James T.  Swanson are Vice  Presidents,  Stephen
E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James
R. Bordewick, Jr. is the Assistant Secretary.

         MFS Special Value Trust

         Robert J. Manning is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS/Sun Life Series Trust

         John D. McNeil, Chairman and Director of Sun Life Assurance Company of Canada, is the Chairman, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         Money Market Variable Account
         High Yield Variable Account
         Capital Appreciation Variable Account
         Government Securities Variable Account
         Total Return Variable Account
         World Governments Variable Account
         Managed Sectors Variable Account

         John D. McNeil is the Chairman, Stephen E. Cavan is the Secretary, and James R. Bordewick, Jr. is the Assistant Secretary.

         Vertex

         Jeffrey L. Shames and Arnold D. Scott are the Directors, Jeffrey L. Shames is the President, Kevin R. Parke and John W. Ballen are Executive Vice Presidents, John F. Brennan, Jr., and John D. Laupheimer are Senior Vice
Presidents, Brian E. Stack is a Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

         MIL

         Arnold D. Scott, Jeffrey L. Shames and Thomas J. Cashman, Jr. are Directors, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo, Executive Vice President and Chief Financial Officer of MFS, is the Treasurer and Thomas
B. Hastings is the Assistant Treasurer.

         MIL-UK

         Thomas J. Cashman, Jr. is President and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, Stephen E. Cavan is a Director and the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

         MFSI - Australia

         Thomas J. Cashman, Jr. is President and a Director, Graham E. Lenzer, John A. Gee and David Adiseshan are Directors, Stephen E. Cavan is the
Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

         MFS Holdings - Australia

         Jeffrey L. Shames is the President and a Director, Arnold D. Scott, Thomas J. Cashman, Jr., and Graham E. Lenzer are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

         MIL Funds

         Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Meridian Funds

         Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr. is the Assistant Secretary and James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers.

         MFD

         Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and Thomas B. Hastings is the Assistant Treasurer.

         MFSC

         Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President and Chief Information Officer of MFS, is Vice Chairman and a Director, Janet A. Clifford is the President, Joseph W.
Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

         MFSI

         Jeffrey L. Shames, and Arnold D. Scott are Directors, Thomas J. Cashman, Jr., is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, Kevin R. Parke is the Executive Vice President and a Managing Director, George F. Bennett, Jr., John
A. Gee, Brianne Grady, Joseph A. Kosciuszek and Joseph J. Trainor are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

         RSI

         Arnold D. Scott is the Chairman and a Director, Martin E. Beaulieu is the President, William W. Scott, Jr. is a Director, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

         In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

         Donald A. Stewart         President and a Director, Sun Life Assurance
                                   Company of Canada, Sun Life Centre, 150 King
                                   Street West, Toronto,  Ontario, Canada (Mr.
                                   Stewart  is  also  an  officer  and/or
                                   Director of various subsidiaries and affiliates of Sun Life)

         John D. McNeil            Chairman, Sun Life Assurance Company of
                                   Canada, Sun Life Centre, 150 King Street
                                   West, Toronto, Ontario, Canada (Mr. McNeil is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

         Joseph W. Dello Russo     Director of Mutual Fund Operations, The
                                   Boston Company, Exchange Place, Boston,
                                   Massachusetts (until August, 1994)


Item 29. Distributors

         (a) Reference is hereby made to Item 28 above.

         (b) Reference is hereby made to Item 28 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

         (c) Not applicable.

Item 30. Location of Accounts and Records

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                  NAME                                 ADDRESS

         Massachusetts Financial Services         500 Boylston Street
          Company (investment adviser)            Boston, MA  02116

         MFS Fund Distributors, Inc.              500 Boylston Street
          (distributor)                           Boston, MA  02116

         Investors Bank & Trust                   89 South Street
          Company (custodian)                     Boston, MA  02111

         MFS Service Center, Inc.                 500 Boylston Street
          (transfer agent)                        Boston, MA  02116

         The Registrant's corporate documents are kept by the Registrant at its offices. Portfolio brokerage orders, other purchase orders, reasons for brokerage allocation and lists of persons authorized to transact business for the Registrant are kept by Massachusetts Financial Services Company at 500 Boylston Street, Boston, Massachusetts 02116. Shareholder account records are kept by MFS Service Center, Inc. at 500 Boylston Street, Boston, Massachusetts 02116. Transaction journals, receipts for the acceptance and delivery of securities and cash, ledgers and trial balances are kept by Investors Bank & Trust Company, 89 South Street, Boston, MA 02111.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         (a)  Not applicable.

         (b)  Not Applicable.

         (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders upon request and without charge.

         (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions set forth in Item 27 of this Part C, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being Registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 27th day of February, 1998.

                                        MFS VARIABLE INSURANCE TRUST


                                        By:     JAMES R. BORDEWICK, JR.
                                        Name:   James R. Bordewick, Jr.
                                        Title:  Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on February 27, 1998.

     SIGNATURE                          TITLE


STEPHEN E. CAVAN*          Principal Executive Officer
Stephen E. Cavan


W. THOMAS LONDON*          Treasurer (Principal Financial Officer
W. Thomas London            and Principal Accounting Officer)


WILLIAM R. GUTOW*          Trustee
William R. Gutow


NELSON J. DARLING, JR.*    Trustee
Nelson J. Darling, Jr.


                                        *By:    JAMES R. BORDEWICK, JR.
                                        Name:   James R. Bordewick, Jr.
                                                 as Attorney-in-fact

                                    Executed  by  James  R.  Bordewick,  Jr.  on
                                    behalf of those indicated  pursuant to (1) a
                                    Power of  Attorney  dated  August 12,  1994,
                                    incorporated    by    reference    to    the
                                    Registrant's Post- Effective Amendment No. 4 filed electronically with the Securities and Exchange Commission on October 26, 1995; and
                                    (ii) a Power of Attorney  dated February 19,
                                    1998, filed herewith.

                             POWER OF ATTORNEY

                      MFS Variable Insurance Trust


         The   undersigned   officer  of  MFS  Variable   Insurance  Trust  (the
"Registrant") hereby severally constitutes and appoints Jeffrey L. Shames, Arnold D. Scott, W. Thomas London, and James R. Bordewick, Jr., and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for the undersigned, in the name of, and in the capacity indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting unto my said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

         In WITNESS WHEREOF, the undersigned has hereunto set his hand on this 19th day of February, 1998.


         Signature                                            Title



         STEPHEN E. CAVAN                   Principal Executive Officer
         Stephen E. Cavan

                               INDEX TO EXHIBITS

EXHIBIT NO.               DESCRIPTION OF EXHIBIT                    PAGE NO.

   1 (f)            Amendment to Declaration of Trust -
                     Designation of New Discovery
                     Series dated February 26, 1998.

   5 (a)            Investment  Advisory  Agreement by and
                     between  Registrant  and
                     Massachusetts  Financial  Services
                     Company,  dated April 14, 1994 as
                     amended and restated on October 15, 1997.

     (b)            Sub-Advisory Agreement by and between
                     Massachusetts Financial Services
                     Company and Foreign & Colonial
                     Management Ltd., dated October 16, 1997.

     (c)            Sub-Advisory Agreement by and between
                     Foreign & Colonial Management Ltd. and
                     Foreign & Colonial Emerging Markets Limited, dated October 16, 1997.

     (d)            Form of Investment Advisory Agreement
                     between the Registrant and Massachusetts
                     Financial Services Company on behalf of
                     MFS New Discovery Series.